Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances (in shares) at Dec. 31, 2015	0	63,056,519	87,086,677	(92,994,408)	(33,162)	(5,877,836)
Balances at Dec. 31, 2015	$ 0	$ 63,057
Net loss				$ (6,439,040)		$ (6,439,040)
Series A Warrant conversion to stock (in shares)	293	7,447,954
Series A Warrant conversion to stock	$ 0	$ 7,447	$ 880,971			888,418
Equity Offering (in shares)		30,016,670
Equity Offering		$ 30,017	1,566,838			1,596,855
Preferred stock conversion (in shares)	(293)	3,657,278
Preferred stock conversion	$ 0	$ 3,657	(3,657)
Peak One - Convertible Debenture (in shares)		835,000
Peak One - Convertible Debenture		$ 835	49,265			50,100
PIPE Offering (in shares)		28,300,001
PIPE Offering		$ 28,300	1,499,900			1,528,200
Warrant exercise (in shares)		843,333
Warrant exercise		$ 843	66,623			67,466
Cashless warrant conversion (in shares)		2,627,821
Cashless warrant conversion		$ 2,628	263,093			265,721
Shares issued for services (in shares)		435,392
Shares issued for services		$ 436	43,104			43,540
Stock-based compensation - options			547,842			547,842
Beneficial conversion feature on debt			191,231			191,231
Warrants issued for services			186,410			186,410
Warrants issued with short term loan			58,400			58,400
Warrants issued with convertible promissory note						0
Foreign currency translation adjustment					$ (18,907)	(18,907)
Balances (in shares) at Dec. 31, 2016	0	137,219,968
Balances at Dec. 31, 2016	$ 0	$ 137,220	92,436,697	(99,433,448)	(52,069)	(6,911,600)
Net loss					(5,417,936)	(5,537,936)
Series A Warrant conversion to stock						0
Peak One - Convertible Debenture						0
Warrant exercise (in shares)		1,163,333
Warrant exercise		$ 1,163	91,903			93,066
Cashless warrant conversion (in shares)		866,625
Cashless warrant conversion		$ 867	66,100			66,967
Shares issued for services (in shares)		50,196
Shares issued for services		$ 50	7,950			8,000
Stock-based compensation - options			738,105			738,105
Beneficial conversion feature on debt			820,681			820,681
Warrants issued for services			182,856			182,856
Warrants issued with short term loan						0
Warrants issued with convertible promissory note			620,748			620,748
Foreign currency translation adjustment					8,286	8,286
Balances (in shares) at Dec. 31, 2017	0	139,300,122
Balances at Dec. 31, 2017	$ 0	$ 139,300	$ 94,965,040	$ (104,851,384)	$ (43,783)	(9,880,827)
Net loss						(5,856,655)
Shares issued for services						79,000
Beneficial conversion feature on debt						745,223
Warrants issued with short term loan						36,104
Warrants issued with convertible promissory note						808,458
Balances at Mar. 31, 2018						$ (13,935,396)